Document And Entity Information	3 Months Ended
Mar. 31, 2024
Document Information Line Items
Entity Registrant Name	Kamada Ltd.
Document Type	6-K
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001567529
Document Period End Date	Mar. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q1
Entity File Number	001-35948